UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     81

Form13F Information Table Value Total:     $301,687 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common           002824100      600    11480 SH  0    Sole    0                9980        0     1500
APACHE CORP                    Common           037411105     1616    16535 SH  0    Sole    0               13860        0     2675
APPROACH RESOURCES INC         Common           03834A103      301    26960 SH  0    Sole    0               26960        0        0
ASBURY AUTOMOTIVE GROUP        Common           043436104    12035   855370 SH  0    Sole    0              787945        0    67425
AUTOMATIC DATA PROCESSING      Common           053015103      303     7210 SH  0    Sole    0                7210        0        0
AUXILIUM PHARMACEUTICALS INC   Common           05334D107      208     8400 SH  0    Sole    0                8400        0        0
BANCTEC INC                    Common           059784603      657   131369 SH  0    Sole    0              131369        0        0
BANK OF AMERICA CORP           Common           060505104     6436   491225 SH  0    Sole    0              432450        0    58775
BANK OF NEW YORK MELLON CORP   Common           064058100     7358   281597 SH  0    Sole    0              251947        0    29650
BECKMAN COULTER INC            Common           075811109     7107   145675 SH  0    Sole    0              135600        0    10075
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    13097   572685 SH  0    Sole    0              525485        0    47200
BROCADE COMMUNICATIONS SYS     Common           111621306      336    57290 SH  0    Sole    0               57290        0        0
BUNGE LTD                      Common           G16962105     7457   126050 SH  0    Sole    0              115150        0    10900
CATERPILLAR INC                Common           149123101      381     4840 SH  0    Sole    0                4840        0        0
CEPHALON INC                   Common           156708109    18267   292550 SH  0    Sole    0              268250        0    24300
CHENIERE ENERGY INC            Common           16411R208       38    15200 SH  0    Sole    0               15200        0        0
CHEVRON CORP                   Common           166764100      411     5072 SH  0    Sole    0                5072        0        0
CHUBB CORP                     Common           171232101      237     4150 SH  0    Sole    0                4150        0        0
CLOROX COMPANY                 Common           189054109      621     9295 SH  0    Sole    0                9295        0        0
CONOCOPHILLIPS                 Common           20825C104     1436    25005 SH  0    Sole    0               22880        0     2125
CONSOL ENERGY INC              Common           20854P109    11363   307440 SH  0    Sole    0              275890        0    31550
ELI LILLY & CO                 Common           532457108      267     7308 SH  0    Sole    0                7308        0        0
EMERGENT BIOSOLUTIONS INC      Common           29089Q105      714    41360 SH  0    Sole    0               41360        0        0
ENERGIZER HOLDINGS INC         Common           29266R108      240     3570 SH  0    Sole    0                3570        0        0
ENERGY COAL RESOURCES INC      Common           29268G209       12    12000 SH  0    Sole    0               12000        0        0
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      494    12465 SH  0    Sole    0               12465        0        0
EXPEDIA INC                    Common           30212P105     1564    55410 SH  0    Sole    0               51110        0     4300
EXXON MOBIL CORP               Common           30231G102     1813    29338 SH  0    Sole    0               29338        0        0
FIRST AMERICAN FINANCIAL HOLD  Common           318782AAT      564    55000 SH  0    Sole    0               45000        0    10000
FISERV INC                     Common           337738108      313     5810 SH  0    Sole    0                5810        0        0
FLIR SYSTEMS INC               Common           302445101      759    29535 SH  0    Sole    0               29345        0      190
FOREST LABORATORIES INC        Common           345838106    13776   445395 SH  0    Sole    0              405270        0    40125
GFI GROUP INC                  Common           361652209     1237   266655 SH  0    Sole    0              266655        0        0
HAIN CELESTIAL GROUP INC       Common           405217100     7757   323460 SH  0    Sole    0              296610        0    26850
HEARTLAND PAYMENT SYSTEMS IN   Common           42235N108      242    15885 SH  0    Sole    0               15885        0        0
HESS CORP                      Common           42809H107      889    15035 SH  0    Sole    0               15035        0        0
HEWLETT-PACKARD CO             Common           428236103     3800    90320 SH  0    Sole    0               78545        0    11775
HJ HEINZ CO                    Common           423074103      489    10315 SH  0    Sole    0               10315        0        0
HOLOGIC CONV PUTABLE 2013      FRNT             436440AA9      680   735000 SH  0    Sole    0              735000        0        0
HOLOGIC INC                    Common           436440101    13436   839225 SH  0    Sole    0              761625        0    77600
INTEL CORP                     Common           458140100      194    10100 SH  0    Sole    0               10100        0        0
INTREPID POTASH INC            Common           46121Y102      548    21010 SH  0    Sole    0               21010        0        0
JOHNSON & JOHNSON              Common           478160104      297     4800 SH  0    Sole    0                3600        0     1200
KRAFT FOODS INC-CLASS A        Common           50075N104      285     9231 SH  0    Sole    0                9231        0        0
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      469     9115 SH  0    Sole    0                9115        0        0
MEAD JOHNSON NUTRITION CO      Common           582839106    11866   208510 SH  0    Sole    0              190135        0    18375
MEDIDATA SOLUTIONS INC         Common           58471A105     1022    53220 SH  0    Sole    0               53220        0        0
MICROSOFT CORP                 Common           594918104     4794   195751 SH  0    Sole    0              177051        0    18700
MYLAN INC                      Common           628530107     6636   352800 SH  0    Sole    0              322700        0    30100
NASDAQ OMX GROUP/THE           Common           631103108    10269   528535 SH  0    Sole    0              485085        0    43450
NEWPARK RESOURCES INC          Common           651718504     5491   653735 SH  0    Sole    0              640985        0    12750
NII HOLDINGS INC               Common           62913F201    15691   381765 SH  0    Sole    0              347615        0    34150
NUANCE COMMUNICATIONS INC      Common           67020Y100    10773   688825 SH  0    Sole    0              619725        0    69100
NYSE EURONEXT                  Common           629491101      276     9650 SH  0    Sole    0                9650        0        0
OMNICARE INC                   Common           681904108    10170   425900 SH  0    Sole    0              389500        0    36400
ORBITAL SCIENCES CORP          Common           685564106      286    18675 SH  0    Sole    0               18675        0        0
ORION MARINE GROUP INC         Common           68628V308     6322   509395 SH  0    Sole    0              452395        0    57000
PEPSICO INC                    Common           713448108      526     7915 SH  0    Sole    0                7915        0        0
PLAINS ALL AMER PIPELINE LP    Common           726503105      313     4980 SH  0    Sole    0                4980        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107     8632    59925 SH  0    Sole    0               55875        0     4050
PRESTIGE BRANDS HOLDINGS INC   Common           74112D101     4660   471196 SH  0    Sole    0              404596        0    66600
PRGX GLOBAL INC                Common           69357C503      735   129637 SH  0    Sole    0              129637        0        0
PROCTER & GAMBLE CO/THE        Common           742718109      405     6760 SH  0    Sole    0                6760        0        0
PROSHARES ULTRA GOLD           Common           74347W601      236     3875 SH  0    Sole    0                3875        0        0
ROSETTA STONE INC              Common           777780107      559    26320 SH  0    Sole    0               26320        0        0
SCHLUMBERGER LTD               Common           806857108     5876    95370 SH  0    Sole    0               84570        0    10800
SOUTHERN PACIFIC RESOURCE CO   Common           84359Y106       25    22000 SH  0    Sole    0               22000        0        0
SPDR GOLD TRUST                Common           78463V107      243     1900 SH  0    Sole    0                1900        0        0
STATE STREET CORP              Common           857477103     8167   216865 SH  0    Sole    0              194600        0    22265
SUPERIOR ENERGY SERVICES INC   Common           868157108     4060   152125 SH  0    Sole    0              152125        0        0
SYSCO CORP                     Common           871829107      372    13050 SH  0    Sole    0               13050        0        0
TASER INTERNATIONAL INC        Common           87651B104      335    86415 SH  0    Sole    0               86415        0        0
TD AMERITRADE HOLDING CORP     Common           87236Y108      285    17648 SH  0    Sole    0               17648        0        0
TELEFONICA SA-SPON ADR         Common           879382208    10003   134903 SH  0    Sole    0              123403        0    11500
TEXTRON INC                    Common           883203101     8423   409660 SH  0    Sole    0              403410        0     6250
TOWER GROUP INC                Common           891777104    10718   459008 SH  0    Sole    0              424030        0    34978
UNILEVER PLC-SPONSORED ADR     Common           904767704      251     8620 SH  0    Sole    0                8620        0        0
WAL-MART STORES INC            Common           931142103     1262    23572 SH  0    Sole    0               23437        0      135
WASTE MANAGEMENT INC           Common           94106L109      504    14115 SH  0    Sole    0               14115        0        0
WENDY'S/ARBY'S GROUP INC-A     Common           950587105      348    76760 SH  0    Sole    0               76760        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    10049   697363 SH  0    Sole    0              654713        0    42650